A2 Judgments and critical accounting estimates	12 Months Ended
Dec. 31, 2025
Disclosure Of Accounting Judgements And Estimates [Abstract]
A2 Judgments and critical accounting estimates

Judgments and critical accounting estimates
The preparation of financial statements and application of accounting standards often involve management’s judgment and the use of estimates and assumptions deemed to be reasonable at the time they are made. However, other results may be derived with different judgments or using different assumptions or estimates, and events may occur that could require a material adjustment to the carrying amount of the asset or liability affected. Examples of this could occur with a change in strategy or restructuring. Judgments for accounting policies to be applied as well as estimates may also be impacted due to this. The following are the most important accounting policies subject to such judgments and the key sources of estimation uncertainty that the Company believes could have the most material impact on the reported results and financial position.

Judgments
Judgments made in the process of applying the Company’s accounting policies that have most significant effect on the financial statements are as follows:
Inventory valuation
In situations where excess inventory balances are identified, estimates of net realizable values for the excess volumes are made.
Allowances for obsolescence in inventory considers aging, historical consumption and judgments around market demands. There may also be judgments around internal and external circumstances, e.g. withdrawal of a product or economic and political changes in the global market.
Acquired customer relationships, intellectual property rights and other intangible assets, including goodwill
At initial recognition and subsequent remeasurement, management judgments are made, both for key assumptions and impairment indicators.
Management judgment is required when a purchase price allocation is made, for example when determining the fair values of acquired intangible assets. Judgment is also required in defining the cash-generating units for impairment testing purposes.
Provisions and contingent liabilities
Management applies judgment in determining the probability of outflow of economic resources to settle the obligation or possible obligation. Further judgment is required in determining the value of the present or possible obligation as this is based on the Company’s best estimate of the expenditure required to settle the obligation or possible obligation.
Pensions and other post-employment benefits
The discount rate assumptions are based on rates for high-quality fixed-income investments with durations as close as possible to the Company’s pension plans. In countries where there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied. Judgment is applied in determining the depth of the high-quality corporate bond market in each country when concluding on the most suitable market yield to be used. In Sweden, the Company uses market yield for government bonds to value its pension liability.
Key sources of estimation uncertainty
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are as follows:
Revenue recognition
The Company uses estimates in determining the amount and timing of revenue particularly when determining the transaction price and its allocation to performance obligations identified under the contract.
Transaction price, including variable considerations impacting contract liabilities, for example volume rebate earnings, is estimated at the commencement of the contract (and periodically thereafter). Judgment is used in the estimation process based on historical experience with the type of business and customer. This includes assessment of price concession based on latest available information on contract negotiations that could have retrospective impact on prices for products and services already ordered or delivered.
The variable amount of consideration, and its impact on contract liabilities, may also be dependent based upon a final reconciliation event with the customer. In order for a reliable estimate of that amount prior to the event, judgments may be applied using both historical information and evaluation of probability of occurrence of the contingent event.
Above types of estimation uncertainty are included in the Contract liabilities. At December 31, 2025, the total carrying amount of Contract liabilities amounted to SEK 36.9 (41.2) billion. For further detailed information, see note B6 ”Customer contract related balances”.
Inventory valuation
Inventories are valued at the lower of cost and net realizable value. Estimates of the inventory value, write-downs and any reversal of such, are required in relation to forecasted sales volumes, prices and inventory balances. Inventory write-downs during the period, amounted to SEK 2.1 (3.3) billion or 8% (11%) of gross inventory at year end. Write-downs were reduced in respect of reversals by SEK 1.5 (2.0) billion or 6% (7%) of gross inventory at year end. For further detailed information, see note B5 ”Inventories”.
Acquired customer relationships, intellectual property rights and other intangible assets, including goodwill
At initial recognition, future cash flows are estimated, to ensure that the initial carrying values do not exceed the expected discounted cash flows for the items of this type of asset. After initial recognition, impairment testing is performed when there is an indication of impairment. Additionally, goodwill impairment testing is performed once per year aligned with updated business plans. An indication of impairment may be a material deviation in actual cash flows compared to the business plan as well as new estimates that indicate lower future cash flows. The estimation uncertainty is considered higher for the Enterprise segment than the other segments in the next twelve months. This is due to uncertainties regarding the market uptake of new technologies. Impairment losses for intangible assets and goodwill amounted to SEK –0.1 (–15.3) billion for 2025.
At December 31, 2025, the carrying amount of acquired intangible assets amounted to SEK 52.5 (64.0) billion, including goodwill of SEK 46.9 (56.1) billion.
For further discussion on goodwill and intangible assets other than goodwill, see note A1 ”Material accounting policies”. Estimates related to acquired intangible assets are based on similar assumptions and risks as goodwill. For more information, see note C1 ”Intangible assets”.
Provisions and contingent liabilities
The key sources of estimation uncertainty relating to provisions are the assessment of the probability of outflow and whether a reliable estimate can be made. Estimation uncertainty exists with respect to ongoing internal investigations, proceedings and other matters with government and regulatory authorities. The Company continues to fully cooperate with the DOJ in its investigation into matters discussed in the 2019 internal Iraq investigation report and related topics concerning jurisdictions including Iraq, and the Company is providing additional documents and other information which continue to be requested by the DOJ. The scope and duration of the investigation remains uncertain. Estimation uncertainty over the expected settlement relating to litigation and disputes including intellectual property related topics such as patents exists as they may continue over several years and the outcome is unknown.
Estimation uncertainty exists with respect to supplier commitments and supplier onerous contracts. When the company enters into agreements with suppliers with committed volumes, there is estimation uncertainty in determining whether the committed volumes will be met in the long term and, if applicable, the amount of the onerous contract provision.
The same estimation uncertainties described above for provisions exist for contingent liabilities. As the contingent liabilities will only be confirmed in the future based on the resolution of the litigation or dispute, management is required to estimate the possibility of an adverse outcome occurring and the potential settlement value. A contingent liability may exist at year end, and/ or expense (provision) may have to be recognized at a later stage based on the latest conditions and progress of the potential obligation.
Provisions and contingent liabilities are regularly reassessed based on the latest information available and are adjusted to reflect the Company’s best estimate of the eventual outcome.
At December 31, 2025, provisions amounted to SEK 8.7 (11.7) billion. For further detailed information, see note D1 ”Provisions”.
At December 31, 2025, contingent liabilities disclosed amounted to SEK 4.1 (3.6) billion. For further detailed information, see note D2 ”Contingent liabilities” including a description of contingent liabilities which cannot be quantified.

Pensions and other post-employment benefits
Accounting for the costs of defined benefit pension plans and other applicable post-employment benefits is based on actuarial valuations, relying on key estimates for discount rates, future salary increases, employee turnover rates and mortality tables. The impact of applying an alternative discount rate based on Swedish covered bonds and the sensitivities of key estimates and assumptions used in valuing the main pension plans are disclosed in note G1, ”Post-employment benefits”. At December 31, 2025, defined benefit obligations for pensions and other post-employment benefits amounted to SEK 73.7 (86.6) billion and fair value of plan assets amounted to SEK 57.8 (64.4) billion.
Deferred tax
The measurement of deferred tax assets involves an assessment regarding the deductibility of costs not yet subject to taxation and estimates regarding sufficient future taxable income to enable utilization of unused tax losses and/or tax credits in different tax jurisdictions. All deferred tax assets are subject to annual review of probable utilization.
The valuation of temporary differences, tax loss carry-forwards and tax credits are based on management’s estimates of future taxable profits in different tax jurisdictions against which the temporary differences, loss carry-forwards and tax credits may be utilized. These estimates are primarily based on business plans for the Company’s estimated outcome of future taxable profits.
At December 31, 2025, the value of deferred tax assets amounted to SEK 16.9 (24.4) billion. For further detailed information, see note H1 ”Taxes”.
Accounting for income tax, value added tax, and other taxes
Accounting for income taxes is based upon evaluation of taxable income in all jurisdictions where the profits arise. As prescribed in IFRIC 23, only uncertainty over income tax treatment is considered if and when recognizing and measuring income tax items in the financial statements.
Assets relating to value added tax, and other taxes are separately assessed for recoverability in each jurisdiction according to the local regulations.
The total complexity of rules related to taxes and the accounting for these require management’s involvement in judgments regarding classification of transactions and in estimates of probable outcomes of claimed deductions and/or disputes.